Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 1, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust (filing relates to Legg Mason Partners Oregon
Municipals Fund (the “Fund”))
(File Nos. 2-96408, 811-4254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the form of Prospectus and the Statement of Additional Information relating to the Fund that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 138 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on August 27, 2009, is the most recent amendment to the Trust’s registration statement.

Please call Alisha Telci at (617) 951-8460 or the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz